RELATED PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party receivables	$ 15,581	$ 7,895
Related party payables	20,186	18,738
SFL
Related Party Transaction [Line Items]
Related party receivables	4,982	1,653
Related party payables	9,193	8,886
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party receivables	5,490	2,657
Related party payables	4,037	3,236
Archer Limited
Related Party Transaction [Line Items]
Related party receivables	94	173
Golden Ocean
Related Party Transaction [Line Items]
Related party receivables	3,593	2,370
Related party payables	6,241	5,558
Seadrill Limited
Related Party Transaction [Line Items]
Related party receivables	554	538
Arcadia Petroleum Limited
Related Party Transaction [Line Items]
Related party receivables	0	0
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party receivables	391	210
Related party payables	636	1,058
North Atlantic Drilling Ltd
Related Party Transaction [Line Items]
Related party receivables	25	116
Avance Gas
Related Party Transaction [Line Items]
Related party receivables	240
Related party payables	79	0
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 212	$ 178